Dividends - Schedule of scrip dividends issued (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interim Financial Reporting [Abstract]
Number of shares issued (in shares)	0	0	208,927
Value of shares issued	$ 0	$ 0	$ 1,387